UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basix Capital, LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA  94104

Form 13F File Number:    28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew P. Spotswood
Title:    Manager
Phone:    415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA        August 1, 2007
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      42

Form 13F Information Table Value Total:      $131,204 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER           TITLE    CUSIP      VALUE       SHARES    INV.    OTH  VOTING
                         OF                  X1000                 DISC.   ER   AUTH
                         CLASS                                             MGR
                                                                                   SOLE
AAR CORP-W/RTS TO PUR    COMMON   000361105       2,925     88,600  Sole            88,600
C/ST
APAC CUSTOMER SERVICES   OTC EQ   00185E106          27     11,300  Sole            11,300
INC
ARIBA INC NEW            OTC EQ   04033V203       2,372    239,400  Sole           239,400
ARRIS GROUP INC          OTC EQ   04269Q100       3,432    195,100  Sole           195,100
ON ASSIGNMENT INC        OTC EQ   682159108       2,780    259,300  Sole           259,300
ASPEN TECHNOLOGY INC     OTC EQ   045327103       4,392    313,700  Sole           313,700
BLACK BOX CORP-DEL       OTC EQ   091826107       3,228     78,000  Sole            78,000
BEBE STORES INC          OTC EQ   075571109       2,770    173,000  Sole           173,000
BELL MICROPRODUCTS INC   OTC EQ   078137106       2,219    340,300  Sole           340,300
GENERAL CABLE CORP-DEL   COMMON   369300108       3,462     45,700  Sole            45,700
NEW
BENCHMARK ELECTRONICS    COMMON   08160H101       2,805    124,000  Sole           124,000
INC
BALL CORP                COMMON   058498106       3,419     64,300  Sole            64,300
CROWN HOLDINGS INC       COMMON   228368106       2,717    108,800  Sole           108,800
CELANESE CORP SER A      COMMON   150870103       3,506     90,400  Sole            90,400
COGNEX CORP              OTC EQ   192422103       3,291    146,200  Sole           146,200
CHAMPION ENTERPRISES INC COMMON   158496109       2,448    249,000  Sole           249,000
CRANE CO                 COMMON   224399105       3,709     81,600  Sole            81,600
CARTER'S INC             COMMON   146229109       2,220     85,600  Sole            85,600
DYCOM INDUSTRIES INC     COMMON   267475101       2,866     95,600  Sole            95,600
FOUNDRY NETWORKS INC     OTC EQ   35063R100       4,223    253,500  Sole           253,500
HEXCEL CORP NEW          COMMON   428291108       2,332    110,700  Sole           110,700
INFORMATICA CORPORATION  OTC EQ   45666Q102       2,792    189,000  Sole           189,000
INTERVOICE INC           OTC EQ   461142101       3,509    421,200  Sole           421,200
INVITROGEN CORP          OTC EQ   46185R100       5,819     78,900  Sole            78,900
JABIL CIRCUIT INC        COMMON   466313103       3,487    158,000  Sole           158,000
JDA SOFTWARE GROUP INC   OTC EQ   46612K108       2,238    114,000  Sole           114,000
KENEXA CORPORATION       OTC EQ   488879107       1,980     52,500  Sole            52,500
LADISH CO INC NEW        OTC EQ   505754200       1,748     40,645  Sole            40,645
MILLIPORE CORP           COMMON   601073109       4,385     58,400  Sole            58,400
NCI BUILDING SYSTEMS INC COMMON   628852105       2,762     56,000  Sole            56,000
PERKINELMER INC          COMMON   714046109       4,759    182,600  Sole           182,600
PARAMETRIC TECHNOLOGY    OTC EQ   699173209       3,901    180,500  Sole           180,500
CORP
POWER INTEGRATIONS INC   OTC EQ   739276103       3,359    128,200  Sole           128,200
PHILLIPS VAN HEUSEN CORP COMMON   718592108       3,271     54,000  Sole            54,000
QUANTA SERVICES INC      COMMON   74762E102       1,524     49,700  Sole            49,700
SERVICE CORP INTL        COMMON   817565104       2,991    234,000  Sole           234,000
SILICON LABORATORIES INC OTC EQ   826919102       4,413    127,500  Sole           127,500
UNITED AUTO GROUP INC    COMMON   909440109       3,321    156,000  Sole           156,000
URBAN OUTFITTERS INC     OTC EQ   917047102       3,910    162,700  Sole           162,700
UTI WORLDWIDE INC        OTC EQ   G87210103       3,590    134,000  Sole           134,000
VALSPAR CORP             COMMON   920355104       2,176     76,600  Sole            76,600
ZEBRA TECHNOLOGIES CORP- OTC EQ   989207105       4,130    106,600  Sole           106,600
CL

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